Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 10, 2017	Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	Feb. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Commitments and Contingencies (Textual)
Rent expense								$ 474	$ 416
Negotiated settlement								45
Settled and/or wrote off debt			$ 90	$ 614		$ 1,109		1,159
Cash payment			35	$ 123			$ 786	786	288
Recognized a gain							866	$ 872	$ 1,008
Issuance of shares of restricted common stock				409,347				693
Fair value restricted share at conversion date				$ 85
Gains (Losses) on Restructuring of Debt				(406)
Gain on the debt settlement			$ 55
Benefits related to severance of employees	$ 146
Accrue for the remaining rent under the lease term, net	$ 474
Severance expense						$ 75
Payables previously recorded by dissolved subsidiary							$ 693
Unsecured creditors [Member]
Commitments and Contingencies (Textual)
Cash payment		$ 249
Aggregate principal amount										$ 288
Debt issued percentage										8.00%
Gain on the debt settlement		$ 547
Accounts payable, accrued expenses and other liabilities										$ 839
CEO [Member]
Commitments and Contingencies (Textual)
Performance shares with a grant date								4,951,557
After Revision [Member]
Commitments and Contingencies (Textual)
Accounts payable, accrued expenses and other liabilities										$ 796
Former Vendor [Member]
Commitments and Contingencies (Textual)
Litigation amount					$ 335
Former Vendor One [Member]
Commitments and Contingencies (Textual)
Litigation amount					$ 51
Investors [Member]
Commitments and Contingencies (Textual)
Settled and/or wrote off debt				$ 614
Issuance of shares of restricted common stock				809,842